RELATED PARTY TRANSACTIONS - Founder Shares (Details)			1 Months Ended	3 Months Ended	7 Months Ended
	Jun. 30, 2020 shares	Jun. 10, 2020 USD ($) shares	Jun. 30, 2020 director shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Issuance of ordinary shares to sponsor | $					$ 25,000
Class B common stock
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%	20.00%
Class B common stock | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Number of shares issued	90,000	2,875,000	90,000
Issuance of ordinary shares to sponsor | $		$ 25,000
Number of shares transferred (in shares)	30,000		30,000
Number of directors | director			3
Number of shares subject to forfeiture (in shares)		375,000		375,000	375,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Class B common stock | Sponsor Holding | Founder Shares
Related Party Transaction [Line Items]
Number of shares issued	2,785,000		2,785,000